Financial Statements of Parent Company Guarantor - Condensed Consolidating Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 110.4	$ 256.0	$ 237.4	$ 50.1
Accounts and notes receivable, net	1,205.9	1,285.0
Inventories	1,130.4	1,195.1
Other current assets	366.8	361.6
Disposal Group, Including Discontinued Operation, Assets, Current	80.6	134.4
Total current assets	2,894.1	3,232.1
Property, plant and equipment, net	950.0	1,044.3
Other assets
Investments in subsidiaries	0	0
Goodwill	4,741.9	4,860.7	4,837.5
Intangibles, net	1,608.1	1,749.9
Other non-current assets	436.2	390.0
Disposal Group, Including Discontinued Operation, Assets, Noncurrent	24.9	466.3
Total other assets	6,811.1	7,466.9
Total assets	10,655.2	11,743.3
Current liabilities
Current maturities of long-term debt and short-term borrowings	6.7	2.5
Accounts payable	583.1	576.9
Employee compensation and benefits	305.5	312.4
Other current liabilities	709.1	645.9
Disposal Group, Including Discontinued Operation, Liabilities, Current	35.1	72.5
Total current liabilities	1,639.5	1,610.2
Other liabilities
Long-term debt	2,997.4	2,547.9
Pension and other post-retirement compensation and benefits	322.0	320.2
Deferred tax liabilities	528.3	557.0
Other non-current liabilities	497.7	456.4
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	6.5	33.9
Total liabilities	5,991.4	5,525.6
Equity
Shareholders' equity attributable to Pentair Ltd. and subsidiaries	4,663.8	6,095.3
Noncontrolling interest	0	122.4
Total equity	4,663.8	6,217.7	6,487.5	2,047.4
Total liabilities and equity	10,655.2	11,743.3
Parent Company Guarantor
Current assets
Cash and cash equivalents	0	0.5	0	0
Accounts and notes receivable, net	0	2.9
Inventories	0	0
Other current assets	0	1.4
Disposal Group, Including Discontinued Operation, Assets, Current	0	0
Total current assets	0	4.8
Property, plant and equipment, net	0	0
Other assets
Investments in subsidiaries	4,733.0	6,224.7
Goodwill	0	0
Intangibles, net	0	0
Other non-current assets	80.2	31.6
Disposal Group, Including Discontinued Operation, Assets, Noncurrent	0	0
Total other assets	4,813.2	6,256.3
Total assets	4,813.2	6,261.1
Current liabilities
Current maturities of long-term debt and short-term borrowings	0	0
Accounts payable	0.9	48.1
Employee compensation and benefits	0.2	0.5
Other current liabilities	120.6	99.6
Disposal Group, Including Discontinued Operation, Liabilities, Current	0	0
Total current liabilities	121.7	148.2
Other liabilities
Long-term debt	11.4	0
Pension and other post-retirement compensation and benefits	0	0
Deferred tax liabilities	0	0
Other non-current liabilities	16.3	17.6
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	0	0
Total liabilities	149.4	165.8
Equity
Shareholders' equity attributable to Pentair Ltd. and subsidiaries		6,095.3
Noncontrolling interest		0
Total equity	4,663.8	6,095.3
Total liabilities and equity	4,813.2	6,261.1
Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	0	0
Accounts and notes receivable, net	0
Inventories	0
Other current assets	17.6
Disposal Group, Including Discontinued Operation, Assets, Current	0
Total current assets	17.6
Property, plant and equipment, net	0
Other assets
Investments in subsidiaries	4,893.8
Goodwill	0
Intangibles, net	0
Other non-current assets	0
Disposal Group, Including Discontinued Operation, Assets, Noncurrent	0
Total other assets	4,893.8
Total assets	4,911.4
Current liabilities
Current maturities of long-term debt and short-term borrowings	0
Accounts payable	0
Employee compensation and benefits	0.6
Other current liabilities	2.2
Disposal Group, Including Discontinued Operation, Liabilities, Current	0
Total current liabilities	2.8
Other liabilities
Long-term debt	175.6
Pension and other post-retirement compensation and benefits	0
Deferred tax liabilities	0
Other non-current liabilities	0
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	0
Total liabilities	178.4
Equity
Total equity	4,733.0
Total liabilities and equity	4,911.4
Subsidiary Issuer
Current assets
Cash and cash equivalents	0.1	47.0	0	0
Accounts and notes receivable, net	0	4.0
Inventories	0	0
Other current assets	2.0	0.6
Disposal Group, Including Discontinued Operation, Assets, Current	0	0
Total current assets	2.1	51.6
Property, plant and equipment, net	0	0
Other assets
Investments in subsidiaries	7,612.2	8,066.6
Goodwill	0	0
Intangibles, net	0	0
Other non-current assets	1,381.8	1,302.7
Disposal Group, Including Discontinued Operation, Assets, Noncurrent	0	0
Total other assets	8,994.0	9,369.3
Total assets	8,996.1	9,420.9
Current liabilities
Current maturities of long-term debt and short-term borrowings	0	0
Accounts payable	0	8.6
Employee compensation and benefits	0	0
Other current liabilities	10.9	11.7
Disposal Group, Including Discontinued Operation, Liabilities, Current	0	0
Total current liabilities	10.9	20.3
Other liabilities
Long-term debt	2,860.6	2,401.9
Pension and other post-retirement compensation and benefits	0	0
Deferred tax liabilities	2.9	2.2
Other non-current liabilities	0	0
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	0	0
Total liabilities	2,874.4	2,424.4
Equity
Shareholders' equity attributable to Pentair Ltd. and subsidiaries		6,996.5
Noncontrolling interest		0
Total equity	6,121.7	6,996.5
Total liabilities and equity	8,996.1	9,420.9
Non-Guarantor Subsidiaries
Current assets
Cash and cash equivalents	110.3	208.5	237.4	50.1
Accounts and notes receivable, net	1,206.8	1,341.7
Inventories	1,130.4	1,195.1
Other current assets	367.6	359.6
Disposal Group, Including Discontinued Operation, Assets, Current	80.6	134.4
Total current assets	2,895.7	3,239.3
Property, plant and equipment, net	950.0	1,044.3
Other assets
Investments in subsidiaries	0	0
Goodwill	4,741.9	4,860.7
Intangibles, net	1,608.1	1,749.9
Other non-current assets	345.0	352.4
Disposal Group, Including Discontinued Operation, Assets, Noncurrent	24.9	466.3
Total other assets	6,719.9	7,429.3
Total assets	10,565.6	11,712.9
Current liabilities
Current maturities of long-term debt and short-term borrowings	6.7	2.5
Accounts payable	583.1	583.8
Employee compensation and benefits	304.7	311.9
Other current liabilities	595.8	534.6
Disposal Group, Including Discontinued Operation, Liabilities, Current	35.1	72.5
Total current liabilities	1,525.4	1,505.3
Other liabilities
Long-term debt	1,320.6	1,442.7
Pension and other post-retirement compensation and benefits	322.0	320.2
Deferred tax liabilities	525.4	554.8
Other non-current liabilities	481.4	438.8
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	6.5	33.9
Total liabilities	4,181.3	4,295.7
Equity
Shareholders' equity attributable to Pentair Ltd. and subsidiaries		7,294.8
Noncontrolling interest		122.4
Total equity	6,384.3	7,417.2
Total liabilities and equity	10,565.6	11,712.9
Eliminations
Current assets
Cash and cash equivalents	0	0	0	0
Accounts and notes receivable, net	(0.9)	(63.6)
Inventories	0	0
Other current assets	(20.4)	0
Disposal Group, Including Discontinued Operation, Assets, Current	0	0
Total current assets	(21.3)	(63.6)
Property, plant and equipment, net	0	0
Other assets
Investments in subsidiaries	(17,239.0)	(14,291.3)
Goodwill	0	0
Intangibles, net	0	0
Other non-current assets	(1,370.8)	(1,296.7)
Disposal Group, Including Discontinued Operation, Assets, Noncurrent	0	0
Total other assets	(18,609.8)	(15,588.0)
Total assets	(18,631.1)	(15,651.6)
Current liabilities
Current maturities of long-term debt and short-term borrowings	0	0
Accounts payable	(0.9)	(63.6)
Employee compensation and benefits	0	0
Other current liabilities	(20.4)	0
Disposal Group, Including Discontinued Operation, Liabilities, Current	0	0
Total current liabilities	(21.3)	(63.6)
Other liabilities
Long-term debt	(1,370.8)	(1,296.7)
Pension and other post-retirement compensation and benefits	0	0
Deferred tax liabilities	0	0
Other non-current liabilities	0	0
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	0	0
Total liabilities	(1,392.1)	(1,360.3)
Equity
Shareholders' equity attributable to Pentair Ltd. and subsidiaries		(14,291.3)
Noncontrolling interest		0
Total equity	(17,239.0)	(14,291.3)
Total liabilities and equity	$ (18,631.1)	$ (15,651.6)